OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Warranty provision		$ 21,313	$ 6,539
Nonrelated Party
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Deposits from third parties		17,438	19,210
Conditional and refundable government grants (i)	[1]	76,019	77,654
Warranty provision		21,313	6,539
Total		$ 114,770	$ 103,403

[1]	The Group was awarded grants from governments and conditional on the operation performance and tax contribution in certain specified regions in the next few years. The government grants have been received and recognized as other non-current liabilities, which will be released to government grants in the consolidated and combined statements of comprehensive loss when the conditions attached for operation performance and tax contribution are satisfied. As of December 31, 2024, the Group estimated that the conditions attached for operation performance and tax contribution would be not probable to be satisfied, thus the Group classifies these liabilities as other non-current liabilities.